BALANCE SHEET (Parentheticals)	4 Months Ended
	Dec. 31, 2020 $ / shares £ / shares shares	Dec. 31, 2021 shares	Sep. 30, 2021 £ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 £ / shares shares
Par value | £ / shares	£ 0.01
Shares issued	11,380,421				11,380,421	11,324,677
Shares outstanding	11,380,421				11,380,421	11,324,677
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0	0
A Ordinary Shares | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Common stock subject to possible redemption	0		23,000,000	23,000,000	0
Par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000		100,000,000	100,000,000	100,000,000
Shares issued	0		0	0	0
Shares outstanding	0		0	0	0
Class B Common Stock
Par value | £ / shares	£ 0.01		£ 0.01			£ 0.01
Common stock, shares authorized	5,296,549		5,476,837	5,476,837	5,296,549	5,296,549
Shares issued	5,296,549		5,476,837	5,476,837	5,296,549	5,296,549
Shares outstanding	5,296,549		5,476,837	5,476,837	5,296,549	5,296,549
Class B Common Stock | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000		10,000,000	10,000,000	10,000,000
Shares issued	5,750,000		5,750,000	5,750,000	5,750,000
Shares outstanding	5,750,000		5,750,000	5,750,000	5,750,000
Number of shares subject to forfeiture	750,000
Stock dividend per share | $ / shares	£ 1.1111